INCOME TAX (FY) (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAX [Abstract]
Composition of income tax expense (benefit)

The composition of income tax expense for the years ended December 31 follows:

	2016	2015	2014
	(In thousands)
Current expense (benefit)	$362	$200	$(359)
Deferred expense	9,756	9,128	7,672
Valuation allowance - change in estimate	17	35	(118)
Income tax expense	$10,135	$9,363	$7,195

Reconciliation of income tax benefit computed by applying the statutory federal income tax rate

A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 35% in each year presented to the income before income tax for the years ended December 31 follows:

	2016	2015	2014
	(In thousands)
Statutory rate applied to income before income tax	$11,515	$10,283	$8,826
Tax-exempt income	(534)	(434)	(522)
Bank owned life insurance	(477)	(449)	(480)
Share-based compensation	(348)	—	—
Unrecognized tax benefit	(155)	(135)	(595)
Non-deductible meals, entertainment and memberships	46	43	53
Net change in valuation allowance	17	35	(118)
Other, net	71	20	31
Income tax expense	$10,135	$9,363	$7,195

Summary of deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2016	2015
	(In thousands)
Deferred tax assets
Loss carryforwards	$17,131	$25,516
Allowance for loan losses	7,104	7,901
Alternative minimum tax credit carry forward	4,064	3,427
Property and equipment	3,143	3,369
Unrealized loss on securities available for sale	1,782	128
Purchase premiums, net	1,460	1,755
Share based payments	1,011	786
Litigation settlement	805	—

	2016	2015
	(In thousands)
Vehicle service contract counterparty contingency reserve	500	21
Unrealized loss on trading securities	486	578
Other than temporary impairment charge on securities available for sale	400	382
Deferred compensation	375	404
Valuation allowance on other real estate	277	592
Non accrual loan interest income	246	232
Reserve for unfunded lending commitments	228	228
Loss reimbursement on sold loans reserve	196	186
Other	1	—
Gross deferred tax assets	39,209	45,505
Valuation allowance	(1,071)	(1,054)
Gross deferred tax assets, net of valuation allowance	38,138	44,451
Deferred tax liabilities
Capitalized mortgage loan servicing rights	4,785	4,353
Deferred loan fees	490	256
Federal Home Loan Bank stock	45	45
Other	—	162
Gross deferred tax liabilities	5,320	4,816
Deferred tax assets, net	$32,818	$39,635

Schedule of federal net operating loss forwards

At December 31, 2016, we had federal NOL carryforwards of approximately $46.0 million which, if not used against taxable income, will expire as follows:

(In thousands)
2031	$8,301
2032	37,739
Total	$46,040

Schedule of changes in unrecognized tax benefits

Changes in unrecognized tax benefits for the years ended December 31 follow:

	2016	2015	2014
	(In thousands)
Balance at beginning of year	$976	$1,091	$1,672
Additions based on tax positions related to the current year	19	20	18
Reductions due to the statute of limitations	(155)	(135)	(595)
Reductions due to settlements	—	—	(4)
Balance at end of year	$840	$976	$1,091